OTHER INCOME (Tables)	12 Months Ended
Sep. 30, 2024
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER INCOME
	For the year ended September 30,
	2022	2023	2024
Foreign exchange gains	72,974	118,508	156,937
Miscellaneous income	49,315	1,859	16
Total	$122,289	$120,367	$156,953